Debt (Tables)	12 Months Ended
Nov. 30, 2022
Debt Disclosure [Abstract]
Schedule of Debt

			November 30,
(in millions)	Maturity	Rate (a) (b)	2022	2021
Secured Debt
Notes
Notes	Feb 2026	10.5%	$775	$775
EUR Notes	Feb 2026	10.1%	439	481
Notes	Jun 2027	7.9%	192	192
Notes	Aug 2027	9.9%	900	900
Notes	Aug 2028	4.0%	2,406	2,406
Loans
EUR fixed rate	Nov 2022	5.5% - 6.2%	—	98
EUR floating rate	Nov 2022 - Jun 2025	EURIBOR + 3.8%	808	951
Floating rate	June 2025 - Oct 2028	LIBOR + 3.0 - 3.3%	4,101	4,137
Total Secured Debt			9,621	9,939
Unsecured Debt
Revolver
Facility	(c)	LIBOR + 0.7%	200	2,790
Notes
EUR Notes	Nov 2022	1.9%	—	622
Convertible Notes	Apr 2023	5.8%	96	522
Notes	Oct 2023	7.2%	125	125
Convertible Notes	Oct 2024	5.8%	426	—
Notes	Mar 2026	7.6%	1,450	1,450
EUR Notes	Mar 2026	7.6%	517	566
Notes	Mar 2027	5.8%	3,500	3,500
Convertible Notes	Dec 2027	5.8%	1,131	—
Notes	Jan 2028	6.7%	200	200
Senior Priority Notes	May 2028	10.4%	2,030	—
Notes	May 2029	6.0%	2,000	2,000
EUR Notes	Oct 2029	1.0%	620	679
Notes	Jun 2030	10.5%	1,000	—
Loans
Floating rate	Feb 2023 - Sep 2024	LIBOR + 3.8 - 4.5%	590	590
GBP floating rate	Feb 2025	SONIA + 0.9% (d)	419	467
EUR floating rate	Dec 2021 - Mar 2026	EURIBOR + 1.8 - 2.4%	827	1,375
Export Credit Facilities
Floating rate	Feb 2022 - Dec 2031	LIBOR + 0.8 - 1.5%	1,246	1,363
Fixed rate	Aug 2027 - Dec 2032	2.4 - 3.4%	3,143	3,488
EUR fixed rate	Feb 2031 - Jan 2034	1.1 - 1.6%	2,592	1,551
EUR floating rate	Feb 2022 - Nov 2034	EURIBOR + 0.2 - 1.6%	3,882	2,742
Total Unsecured Debt			25,994	24,031
Total Debt			35,615	33,970
Less: unamortized debt issuance costs and discounts			(1,069)	(744)
Total Debt, net of unamortized debt issuance costs and discounts			34,546	33,226

Less: short-term borrowings	(200)	(2,790)
Less: current portion of long-term debt	(2,393)	(1,927)
Long-Term Debt	$31,953	$28,509

(a)    The reference rates for substantially all of our LIBOR and EURIBOR based variable debt have 0.0% to 0.75% floors.
(b)    The above debt tables do not include the impact of our interest rate swaps and as of November 30, 2021, it also excludes the impact of our foreign currency swaps. As of November 30, 2022, we had no foreign currency swaps. The interest rates on some of our debt, including our Revolving Facility, fluctuate based on the applicable rating of senior unsecured long-term securities of Carnival Corporation or Carnival plc.
(c)    Amounts outstanding under our Revolving Facility were drawn in 2020 for an initial six-month term. We may continue to re-borrow or otherwise utilize available amounts under the Revolving Facility through August 2024, subject to satisfaction of the conditions in the facility. We had $2.6 billion available for borrowing under our Revolving Facility as of November 30, 2022. The Revolving Facility also includes an emissions linked margin adjustment whereby, after the initial applicable margin is set per the margin pricing grid, the margin may be adjusted based on performance in achieving certain agreed annual carbon emissions goals. We are required to pay a commitment fee on any unutilized portion.
(d)    As of November 30, 2022 the interest rate for the GBP unsecured loan was linked to SONIA and subject to a credit adjustment spread ranging from 0.03% to 0.28%. The referenced SONIA rate with the credit adjustment spread is subject to a 0% floor. As of November 30, 2021, this loan was referenced to GBP LIBOR.
The net carrying value of the liability component of the Convertible Notes was as follows:

	November 30,
(in millions)	2022	2021
Principal	$1,653	$522
Less: Unamortized debt discount	(274)	(45)
	$1,380	$478

Schedule of Annual Maturities of Debt
The scheduled maturities of our debt are as follows:

(in millions)
Year	Principal Payments
2023	$2,396
2024 (a)	2,645
2025	4,385
2026	4,507
2027	5,662
Thereafter	16,020
Total	$35,615

(a)     Includes borrowings of $0.2 billion under our Revolving Facility. Amounts outstanding under our Revolving Facility were drawn in 2020 for an initial six-month term. We may continue to re-borrow or otherwise utilize available amounts under the Revolving Facility through August 2024, subject to satisfaction of the conditions in the facility. We had $2.6 billion available for borrowing under our Revolving Facility as of November 30, 2022.